Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of long-term debt
As at December 31	2017	2016
Crown Capital Fund IV LP term loan	$-	$54,808,473
Knight Therapeutics Inc. loan	-	12,721,292
Dena Bank loan	-	918,567
Manitoba Industrial Opportunities Program loan	-	2,615,844
	$-	$71,064,176
Less: Current portion of long-term debt	-	(2,883,752)
	$-	$68,180,424

Changes long-term debt during the year ended December 31, 2017 are as follows:

Long-term debt balance at December 31, 2016	$71,064,176
Long-term debt reclassified to discontinued operations (note 5)	(13,639,859)
Principal repayments of long-term debt	(62,638,889)
Deferred debt expense recorded in finance expense	5,214,572
$-